Stockholders' Equity - Schedule of Stock by Class (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Mar. 07, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized (in shares)	0			224,409,612
Redeemable convertible preferred stock shares outstanding (in shares)	0	0	5,222,852,052	121,431,000	121,436,000	105,584,000
Temporary Equity, Carrying Amount, Attributable to Parent	$ 0	$ 0		$ 1,812,678,000	$ 1,812,724,000	$ 1,512,915,000
Redeemable convertible preferred stock liquidation preference	$ 0			$ 1,749,201,000
Common stock issuable upon conversion (in shares)				121,431,310
Previously Reported [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock shares outstanding (in shares)				5,222,852,000		4,541,214,000
Temporary Equity, Carrying Amount, Attributable to Parent				$ 1,812,678,000		$ 1,512,915,000
Series A Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized (in shares)				23,250
Redeemable convertible preferred stock shares outstanding (in shares)				18,441
Temporary Equity, Carrying Amount, Attributable to Parent				$ 166,000
Redeemable convertible preferred stock liquidation preference				$ 238,000
Common stock issuable upon conversion (in shares)				18,441
Series B Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized (in shares)				1,571,798
Redeemable convertible preferred stock shares outstanding (in shares)				1,217,066
Temporary Equity, Carrying Amount, Attributable to Parent				$ 19,210,000
Redeemable convertible preferred stock liquidation preference				$ 18,845,000
Common stock issuable upon conversion (in shares)				1,217,066
Series C Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized (in shares)				2,274,766
Redeemable convertible preferred stock shares outstanding (in shares)				608,118
Temporary Equity, Carrying Amount, Attributable to Parent				$ 11,495,000
Redeemable convertible preferred stock liquidation preference				$ 11,417,000
Common stock issuable upon conversion (in shares)				608,118
Series D Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized (in shares)				2,673,700
Redeemable convertible preferred stock shares outstanding (in shares)				612,994
Temporary Equity, Carrying Amount, Attributable to Parent				$ 13,263,000
Redeemable convertible preferred stock liquidation preference				$ 13,235,000
Common stock issuable upon conversion (in shares)				612,994
Series E Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized (in shares)				7,440,000
Redeemable convertible preferred stock shares outstanding (in shares)				4,606,784
Temporary Equity, Carrying Amount, Attributable to Parent				$ 100,225,000
Redeemable convertible preferred stock liquidation preference				$ 119,361,000
Common stock issuable upon conversion (in shares)				4,606,784
Series E1 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized (in shares)				131,584
Redeemable convertible preferred stock shares outstanding (in shares)				0
Temporary Equity, Carrying Amount, Attributable to Parent				$ 0
Redeemable convertible preferred stock liquidation preference				$ 0
Common stock issuable upon conversion (in shares)				0
Series E2 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized (in shares)				115,787
Redeemable convertible preferred stock shares outstanding (in shares)				0
Temporary Equity, Carrying Amount, Attributable to Parent				$ 0
Redeemable convertible preferred stock liquidation preference				$ 0
Common stock issuable upon conversion (in shares)				0
Series F Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized (in shares)				10,462,500
Redeemable convertible preferred stock shares outstanding (in shares)				4,861,658
Temporary Equity, Carrying Amount, Attributable to Parent				$ 175,182,000
Redeemable convertible preferred stock liquidation preference				$ 188,193,000
Common stock issuable upon conversion (in shares)				4,861,658
Series G Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized (in shares)				62,775,000
Redeemable convertible preferred stock shares outstanding (in shares)				47,881,788
Temporary Equity, Carrying Amount, Attributable to Parent				$ 330,466,000
Redeemable convertible preferred stock liquidation preference				$ 231,686,000
Common stock issuable upon conversion (in shares)				47,881,788
Series G1 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized (in shares)				930,000
Redeemable convertible preferred stock shares outstanding (in shares)				0
Temporary Equity, Carrying Amount, Attributable to Parent				$ 0
Redeemable convertible preferred stock liquidation preference				$ 0
Common stock issuable upon conversion (in shares)				0
Series H Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized (in shares)				75,177,482
Redeemable convertible preferred stock shares outstanding (in shares)				10,613,198
Temporary Equity, Carrying Amount, Attributable to Parent				$ 197,488,000
Redeemable convertible preferred stock liquidation preference				$ 200,852,000
Common stock issuable upon conversion (in shares)				10,613,198
Series H1 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized (in shares)				60,833,745
Redeemable convertible preferred stock shares outstanding (in shares)				51,011,263
Temporary Equity, Carrying Amount, Attributable to Parent				$ 965,183,000
Redeemable convertible preferred stock liquidation preference				$ 965,374,000
Common stock issuable upon conversion (in shares)				51,011,263
Series H1 Redeemable Convertible Preferred Stock [Member] | Previously Reported [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock shares outstanding (in shares)				121,431,310